Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2015	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 25, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jun. 21, 2022	Jul. 31, 2021	Jul. 28, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000226851
Account Value [Line Items]
Account Value	$ 6,030	$ 10,000							$ 6,284	$ 6,681	$ 6,825		$ 6,438		$ 7,184	$ 7,465	$ 8,120	$ 8,363	$ 8,840
C000226852
Account Value [Line Items]
Account Value	5,484	10,000							5,773	6,201	6,391		6,092		6,864	7,205	7,917	8,232	8,734
C000226849
Account Value [Line Items]
Account Value	14,251	10,000							13,460	12,178	11,606		12,741		12,010	12,195	11,316	11,208	10,654
C000226850
Account Value [Line Items]
Account Value	12,891	10,000							12,315	11,255	10,834		12,011		11,432	11,731	10,995	10,997	10,556
C000008397
Account Value [Line Items]
Account Value	17,999	10,000							17,469	12,276	13,249		16,577		8,321	14,663	15,715	12,846	7,859
C000008398
Account Value [Line Items]
Account Value	16,261	10,000							15,942	11,319	12,335		15,591		7,908	14,080	15,243	12,584	7,779
C000008368
Account Value [Line Items]
Account Value	2,512	10,000							2,823	3,201	3,507		3,507		4,963	6,194	6,648	7,745	9,072
C000008369
Account Value [Line Items]
Account Value	2,282	10,000							2,586	2,961	3,270		3,302		4,721	5,948	6,449	7,590	8,980
C000008429
Account Value [Line Items]
Account Value	11,104	10,000							14,829	12,484	11,305		14,303		10,834	7,544	9,100	8,207	7,235
C000008430
Account Value [Line Items]
Account Value	10,047	10,000							13,553	11,524	10,543		13,475		10,307	7,248	8,832	8,044	7,163
C000229022
Account Value [Line Items]
Account Value	22,531								13,444	6,616	5,596		9,880	$ 10,000
C000008334
Account Value [Line Items]
Account Value	29,600	10,000							26,095	21,751	19,620		20,959		15,637	14,257	13,450	11,782	10,361
C000008335
Account Value [Line Items]
Account Value	26,806	10,000							23,874	20,096	18,301		19,746		14,877	13,703	13,057	11,552	10,260
C000008415
Account Value [Line Items]
Account Value	40,019	10,000							29,904	22,363	17,499		32,133		19,469	16,774	13,143	13,062	11,035
C000008416
Account Value [Line Items]
Account Value	36,229	10,000							27,347	20,658	16,321		30,271		18,523	16,122	12,760	12,808	10,927
C000008431
Account Value [Line Items]
Account Value	28,622	10,000							23,554	21,973	18,584		27,202		19,478	16,724	14,740	11,531	9,790
C000008432
Account Value [Line Items]
Account Value	25,910	10,000							21,527	20,287	17,329		25,622		18,528	16,069	14,304	11,304	9,694
C000008433
Account Value [Line Items]
Account Value	19,512	10,000							19,182	18,588	21,183		22,378		14,431	12,584	11,939	12,167	11,289
C000008434
Account Value [Line Items]
Account Value	17,662	10,000							17,539	17,170	19,762		21,080		13,731	12,094	11,587	11,927	11,176
C000251052
Account Value [Line Items]
Account Value	14,382		$ 9,827	$ 10,124	$ 7,084	$ 7,276	$ 8,900	$ 10,000
C000008435
Account Value [Line Items]
Account Value	12,319	10,000							13,894	12,736	11,101		5,526		3,360	8,110	11,495	9,017	9,444
C000008436
Account Value [Line Items]
Account Value	11,149	10,000							12,704	11,762	10,358		5,208		3,201	7,793	11,158	8,839	9,350
C000008338
Account Value [Line Items]
Account Value	16,655	10,000							15,532	13,394	12,053		12,876		9,800	11,190	11,650	11,064	9,182
C000008339
Account Value [Line Items]
Account Value	15,056	10,000							14,176	12,351	11,230		12,115		9,309	10,758	11,300	10,851	9,096
C000008427
Account Value [Line Items]
Account Value	8,347	10,000							7,993	8,054	7,751		9,103		9,204	8,957	9,551	9,966	9,961
C000008428
Account Value [Line Items]
Account Value	7,582	10,000							7,337	7,442	7,238		8,596		8,782	8,625	9,283	9,779	9,866
C000008437
Account Value [Line Items]
Account Value	32,676	10,000							25,929	19,373	18,829		21,469		12,482	15,880	14,824	12,738	9,373
C000008438
Account Value [Line Items]
Account Value	29,553	10,000							23,683	17,887	17,554		20,211		11,875	15,264	14,396	12,495	9,284
C000008439
Account Value [Line Items]
Account Value	18,257	10,000							23,126	20,139	20,340		21,604		15,390	12,542	12,352	10,357	9,391
C000008440
Account Value [Line Items]
Account Value	16,541	10,000							21,158	18,611	18,987		20,370		14,652	12,055	11,989	10,153	9,296
C000008441
Account Value [Line Items]
Account Value	37,513	10,000							30,162	24,975	22,258		27,994		16,737	17,955	16,904	14,088	11,123
C000008442
Account Value [Line Items]
Account Value	33,914	10,000							27,555	23,051	20,757		26,371		15,926	17,254	16,408	13,812	11,014
C000008399
Account Value [Line Items]
Account Value	45,994	10,000							30,276	26,053	20,612		48,960		33,647	25,240	23,493	15,109	10,712
C000008400
Account Value [Line Items]
Account Value	41,602	10,000							27,662	24,046	19,214		46,104		32,001	24,241	22,792	14,805	10,602
C000008360
Account Value [Line Items]
Account Value	36,339	10,000							29,489	23,691	22,355		25,032		18,549	15,232	14,161	11,860	10,323
C000008361
Account Value [Line Items]
Account Value	32,879	10,000							26,951	21,869	20,840		23,565		17,638	14,633	13,740	11,624	10,219
C000008358
Account Value [Line Items]
Account Value	22,547	10,000							21,730	18,998	16,534		16,823		12,622	13,225	12,664	11,674	10,411
C000008359
Account Value [Line Items]
Account Value	20,389	10,000							19,846	17,529	15,414		15,841		12,003	12,707	12,288	11,441	10,306
C000008419
Account Value [Line Items]
Account Value	22,579	10,000							24,990	22,992	19,389		21,313		13,235	13,403	15,556	13,336	10,960
C000008420
Account Value [Line Items]
Account Value	20,438	10,000							22,850	21,233	18,090		20,080		12,594	12,883	15,106	13,080	10,854
C000008364
Account Value [Line Items]
Account Value	20,059	10,000							20,002	17,077	15,834		18,207		13,393	12,981	12,956	11,360	10,160
C000008365
Account Value [Line Items]
Account Value	18,143	10,000							18,272	15,760	14,762		17,144		12,736	12,471	12,570	11,132	10,057
C000008352
Account Value [Line Items]
Account Value	20,130	10,000							19,914	17,607	16,266		17,598		12,229	12,943	13,107	11,665	10,364
C000008353
Account Value [Line Items]
Account Value	18,208	10,000							18,195	16,249	15,163		16,567		11,629	12,430	12,714	11,430	10,257
C000008362
Account Value [Line Items]
Account Value	20,403	10,000							20,006	18,268	16,754		17,071		11,095	13,026	13,284	11,984	10,614
C000008363
Account Value [Line Items]
Account Value	18,451	10,000							18,271	16,852	15,609		16,064		10,544	12,504	12,877	11,735	10,498
C000008356
Account Value [Line Items]
Account Value	44,402	10,000							37,684	31,064	25,957		30,608		22,661	16,562	15,385	12,621	10,230
C000008357
Account Value [Line Items]
Account Value	40,137	10,000							34,421	28,666	24,203		28,825		21,553	15,908	14,926	12,368	10,127
C000012315
Account Value [Line Items]
Account Value	1,201	10,000							2,331	2,321	1,444		1,149		681	3,099	7,348	7,133	7,652
C000012316
Account Value [Line Items]
Account Value	1,085	10,000							2,128	2,140	1,345		1,081		646	2,976	7,131	6,992	7,576
C000008401
Account Value [Line Items]
Account Value	9,979	10,000							11,250	11,840	12,623		12,843		9,603	8,686	10,554	9,874	10,108
C000008402
Account Value [Line Items]
Account Value	9,036	10,000							10,283	10,937	11,770		12,096		9,135	8,344	10,241	9,677	10,009
C000008403
Account Value [Line Items]
Account Value	40,375	10,000							26,804	21,693	18,556		30,161		41,356	18,947	14,860	18,069	29,899
C000008404
Account Value [Line Items]
Account Value	36,490	10,000							24,459	19,990	17,277		28,361		39,282	18,178	14,407	17,690	29,562
C000008405
Account Value [Line Items]
Account Value	14,733	10,000							14,775	13,286	16,668		18,315		12,273	14,531	12,473	12,073	12,677
C000008406
Account Value [Line Items]
Account Value	13,344	10,000							13,512	12,274	15,549		17,257		11,678	13,967	12,109	11,837	12,549
C000008421
Account Value [Line Items]
Account Value	10,649	10,000							10,175	9,696	8,562		7,843		7,652	8,962	9,785	9,443	9,032
C000008422
Account Value [Line Items]
Account Value	9,648	10,000							9,309	8,957	7,992		7,392		7,288	8,618	9,498	9,263	8,944
C000008423
Account Value [Line Items]
Account Value	10,277	10,000							9,175	8,426	6,813		5,465		4,725	7,596	8,893	8,838	7,740
C000008424
Account Value [Line Items]
Account Value	9,293	10,000							8,377	7,767	6,345		5,139		4,487	7,287	8,620	8,650	7,644
C000008425
Account Value [Line Items]
Account Value	11,264	10,000							11,292	10,565	10,620		9,411		9,698	10,225	9,570	9,332	9,656
C000008426
Account Value [Line Items]
Account Value	10,200	10,000							10,328	9,751	9,905		8,868		9,230	9,827	9,291	9,142	9,558
C000008407
Account Value [Line Items]
Account Value	323,315	10,000							229,535	107,540	62,408		76,043		40,961	28,790	27,277	19,442	13,259
C000008408
Account Value [Line Items]
Account Value	292,416	10,000							209,666	99,226	58,156		71,583		38,945	27,657	26,469	19,056	13,126
C000236592
Account Value [Line Items]
Account Value	868								1,853	4,816	8,264	$ 10,000
C000008386
Account Value [Line Items]
Account Value	2,728	10,000							2,605	2,720	3,197		5,971		10,169	8,496	7,110	8,790	9,086
C000008387
Account Value [Line Items]
Account Value	2,493	10,000							2,382	2,513	2,985		5,629		9,674	8,155	6,888	8,604	8,982
C000008374
Account Value [Line Items]
Account Value	1,324	10,000							1,563	1,825	2,226		2,148		3,142	5,012	5,594	7,050	8,999
C000008375
Account Value [Line Items]
Account Value	1,203	10,000							1,432	1,688	2,077		2,031		2,998	4,830	5,439	6,925	8,924
C000012306
Account Value [Line Items]
Account Value	762	10,000							1,111	1,350	1,677		1,425		1,397	3,134	4,082	3,837	3,349
C000012307
Account Value [Line Items]
Account Value	689	10,000							1,015	1,244	1,557		1,338		1,327	3,005	3,955	3,754	3,309
C000008370
Account Value [Line Items]
Account Value	4,387	10,000							4,386	4,651	4,122		4,168		5,827	6,560	7,435	7,852	7,975
C000008371
Account Value [Line Items]
Account Value	3,936	10,000							4,008	4,292	3,844		3,931		5,549	6,309	7,217	7,698	7,900
C000008372
Account Value [Line Items]
Account Value	3,236	10,000							3,165	3,496	3,755		3,517		5,787	6,583	6,372	7,683	9,417
C000008373
Account Value [Line Items]
Account Value	2,941	10,000							2,885	3,220	3,485		3,305		5,496	6,319	6,179	7,528	9,318
C000008336
Account Value [Line Items]
Account Value	18,951	10,000							20,143	17,326	16,923		19,237		13,118	13,581	14,530	11,790	10,121
C000008337
Account Value [Line Items]
Account Value	17,141	10,000							18,402	15,988	15,770		18,103		12,471	13,039	14,091	11,548	10,018
C000008354
Account Value [Line Items]
Account Value	16,270	10,000							16,966	15,149	14,347		17,125		11,502	12,475	13,290	11,443	9,895
C000008355
Account Value [Line Items]
Account Value	14,735	10,000							15,525	14,002	13,394		16,146		10,952	12,001	12,911	11,221	9,798
C000008366
Account Value [Line Items]
Account Value	17,360	10,000							18,747	17,411	16,761		17,449		10,727	13,010	14,449	12,181	10,640
C000008367
Account Value [Line Items]
Account Value	15,710	10,000							17,141	16,083	15,640		16,446		10,210	12,508	14,027	11,943	10,537
C000008409
Account Value [Line Items]
Account Value	102,499	10,000							83,255	64,277	49,934		64,596		38,176	25,032	21,450	15,470	10,903
C000008410
Account Value [Line Items]
Account Value	92,720	10,000							76,072	59,337	46,557		60,844		36,309	24,051	20,818	15,167	10,796
C000008376
Account Value [Line Items]
Account Value	434	10,000							578	776	987		1,021		2,068	3,641	4,328	5,966	8,159
C000008377
Account Value [Line Items]
Account Value	396	10,000							533	722	921		964		1,970	3,506	4,211	5,861	8,092
C000008340
Account Value [Line Items]
Account Value	58,297	10,000							48,147	35,356	30,595		35,976		20,274	19,040	17,543	13,722	10,569
C000008341
Account Value [Line Items]
Account Value	52,693	10,000							43,999	32,636	28,525		33,877		19,283	18,297	17,026	13,451	10,465
C000057897
Account Value [Line Items]
Account Value	2,304	10,000							1,733	3,071	2,946		10,136		14,869	9,802	15,270	13,986	7,853
C000057898
Account Value [Line Items]
Account Value	2,085	10,000							1,583	2,834	2,753		9,548		14,142	9,419	14,832	13,721	7,782
C000008346
Account Value [Line Items]
Account Value	44,099	10,000							40,441	32,108	28,705		33,020		19,023	22,420	20,575	15,479	10,851
C000008347
Account Value [Line Items]
Account Value	39,945	10,000							36,998	29,666	26,785		31,124		18,111	21,547	19,975	15,178	10,743
C000024060
Account Value [Line Items]
Account Value	16,895	10,000							12,449	12,391	10,500		20,017		15,636	12,966	15,754	15,374	9,788
C000024061
Account Value [Line Items]
Account Value	15,286	10,000							11,368	11,423	9,783		18,836		14,856	12,441	15,274	15,060	9,674
C000024071
Account Value [Line Items]
Account Value	13,297	10,000							11,863	10,653	8,899		12,861		7,961	9,425	10,883	10,345	7,798
C000024072
Account Value [Line Items]
Account Value	12,049	10,000							10,846	9,863	8,308		12,134		7,573	9,057	10,560	10,143	7,716
C000008350
Account Value [Line Items]
Account Value	28,157	10,000							26,622	19,346	13,442		13,448		8,814	9,263	10,379	8,235	5,674
C000008351
Account Value [Line Items]
Account Value	25,562	10,000							24,409	17,906	12,564		12,696		8,403	8,920	10,094	8,086	5,624
C000034818
Account Value [Line Items]
Account Value	7,063	10,000							6,418	8,166	5,644		6,920		3,828	11,349	11,763	12,541	9,314
C000034819
Account Value [Line Items]
Account Value	6,372	10,000							5,876	7,545	5,253		6,511		3,638	10,890	11,404	12,280	9,216
C000008342
Account Value [Line Items]
Account Value	24,545	10,000							25,914	21,541	19,688		23,885		11,740	15,497	16,420	13,269	10,511
C000008343
Account Value [Line Items]
Account Value	22,221	10,000							23,702	19,893	18,363		22,505		11,170	14,892	15,947	13,015	10,409
C000008348
Account Value [Line Items]
Account Value	114,785	10,000							89,793	65,051	49,062		72,055		40,825	24,356	22,260	15,448	10,200
C000008349
Account Value [Line Items]
Account Value	103,837	10,000							82,041	60,032	45,740		67,859		38,826	23,396	21,598	15,140	10,097
C000057903
Account Value [Line Items]
Account Value	238	10,000							583	434	1,007		1,418		1,602	3,735	3,232	4,290	8,910
C000057904
Account Value [Line Items]
Account Value	217	10,000							536	404	939		1,334		1,524	3,589	3,137	4,206	8,821
C000008382
Account Value [Line Items]
Account Value	595	10,000							710	871	1,038		1,042		2,042	3,057	3,642	5,291	7,967
C000008383
Account Value [Line Items]
Account Value	539	10,000							651	806	968		981		1,940	2,935	3,533	5,182	7,891
C000024074
Account Value [Line Items]
Account Value	556	10,000							898	980	1,445		1,158		1,972	3,765	3,660	4,322	7,763
C000024075
Account Value [Line Items]
Account Value	502	10,000							822	906	1,349		1,092		1,879	3,620	3,555	4,238	7,683
C000024083
Account Value [Line Items]
Account Value	1,670	10,000							2,057	2,317	3,113		2,627		4,939	6,305	6,007	6,920	10,088
C000024084
Account Value [Line Items]
Account Value	1,510	10,000							1,878	2,140	2,904		2,475		4,699	6,061	5,834	6,782	9,985
C000024080
Account Value [Line Items]
Account Value	624	10,000							777	1,085	1,631		2,008		3,562	5,183	5,250	7,564	12,107
C000024081
Account Value [Line Items]
Account Value	589	10,000							708	998	1,519		1,892		3,392	4,978	5,093	7,415	11,992
C000034786
Account Value [Line Items]
Account Value	402	10,000							514	441	813		909		2,450	2,445	3,089	3,533	6,537
C000034787
Account Value [Line Items]
Account Value	365	10,000							470	407	757		855		2,326	2,346	2,995	3,463	6,475
C000008378
Account Value [Line Items]
Account Value	648	10,000							689	859	1,083		1,134		2,784	4,173	4,364	5,846	8,000
C000008379
Account Value [Line Items]
Account Value	589	10,000							631	794	1,014		1,070		2,649	4,009	4,238	5,726	7,896
C000008384
Account Value [Line Items]
Account Value	100	10,000							155	224	366		364		824	2,341	3,018	4,924	8,063
C000008385
Account Value [Line Items]
Account Value	90	10,000							142	208	342		343		787	2,255	2,933	4,828	7,976
C000008380
Account Value [Line Items]
Account Value	629	10,000							662	852	1,056		953		2,637	4,022	3,897	5,729	8,651
C000008381
Account Value [Line Items]
Account Value	567	10,000							603	784	984		898		2,507	3,860	3,779	5,607	8,555
C000008344
Account Value [Line Items]
Account Value	15,246	10,000							17,597	15,112	14,590		21,745		10,151	14,070	16,679	12,581	9,408
C000008345
Account Value [Line Items]
Account Value	13,784	10,000							16,063	13,933	13,589		20,452		9,644	13,501	16,163	12,325	9,307
C000008417
Account Value [Line Items]
Account Value	6,728	10,000							7,397	7,849	9,845		13,442		16,692	11,634	9,983	10,288	12,222
C000008418
Account Value [Line Items]
Account Value	6,089	10,000							6,758	7,233	9,171		12,649		15,868	11,166	9,683	10,083	12,102
C000008413
Account Value [Line Items]
Account Value	28,018	10,000							22,088	19,711	22,988		19,199		16,717	17,278	14,483	14,184	13,341
C000008414
Account Value [Line Items]
Account Value	25,409	$ 10,000							20,238	18,236	21,483		18,123		15,930	16,609	14,052	13,901	13,209
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,790	$ 10,000							11,405	10,851	11,229		12,356		12,443	11,299	10,455	10,539	10,594
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,790	$ 10,000							11,405	10,851	11,229		12,356		12,443	11,299	10,455	10,539	10,594
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,790	$ 10,000							11,405	10,851	11,229		12,356		12,443	11,299	10,455	10,539	10,594
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,790	$ 10,000							11,405	10,851	11,229		12,356		12,443	11,299	10,455	10,539	10,594
S&P Banks Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Banks Select Industry Index
Account Value	20,410	$ 10,000							19,020	14,300	15,996		15,839		9,630	13,488	14,168	12,493	9,000
S&P Banks Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Banks Select Industry Index
Account Value	20,410	$ 10,000							19,020	14,300	15,996		15,839		9,630	13,488	14,168	12,493	9,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Biotechnology Select Industry Index
Account Value	10,262	$ 10,000							11,838	10,025	9,646		14,662		12,933	10,146	11,253	9,225	7,307
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Biotechnology Select Industry Index
Account Value	$ 10,262	$ 10,000							11,838	10,025	9,646		14,662		12,933	10,146	11,253	9,225	7,307
Bloomberg Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index
Account Value	$ 29,199								16,326	7,293	5,967		10,165	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P Communication Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
Account Value	36,343	$ 10,000							28,694	22,736	18,455		26,733		18,681	16,159	15,247	13,678	11,041
S&P Communication Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
Account Value	36,343	$ 10,000							28,694	22,736	18,455		26,733		18,681	16,159	15,247	13,678	11,041
S&P Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Account Value	31,238	$ 10,000							26,197	24,055	22,306		24,533		18,469	16,049	14,563	11,792	10,353
S&P Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Account Value	31,238	$ 10,000							26,197	24,055	22,306		24,533		18,469	16,049	14,563	11,792	10,353
S&P Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Account Value	20,959	$ 10,000							19,931	18,815	18,022		16,839		14,371	13,246	11,571	11,620	11,174
S&P Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Account Value	$ 20,959	$ 10,000							19,931	18,815	18,022		16,839		14,371	13,246	11,571	11,620	11,174
Bloomberg Ethereum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ethereum Index
Account Value	$ 15,002		$ 10,084	$ 10,333	$ 7,168	$ 7,340	$ 8,883	$ 10,000
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Account Value	18,999	$ 10,000							19,644	17,822	15,330		9,213		6,380	10,226	12,169	10,154	10,016
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Account Value	18,999	$ 10,000							19,644	17,822	15,330		9,213		6,380	10,226	12,169	10,154	10,016
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name		ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	14,022	$ 10,000							13,170	11,728	10,759		11,593		8,874	10,055	10,947	10,621	8,978
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name		ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	14,022	$ 10,000							13,170	11,728	10,759		11,593		8,874	10,055	10,947	10,621	8,978
ICE U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Account Value	10,270	$ 10,000							10,694	10,464	10,879		9,469		9,590	10,121	9,713	9,540	9,814
ICE U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Account Value	10,270	$ 10,000							10,694	10,464	10,879		9,469		9,590	10,121	9,713	9,540	9,814
S&P Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Account Value	31,376	$ 10,000							25,816	20,471	19,116		20,330		13,098	15,024	14,521	12,797	9,623
S&P Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Account Value	31,376	$ 10,000							25,816	20,471	19,116		20,330		13,098	15,024	14,521	12,797	9,623
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Account Value	20,377	$ 10,000							22,979	20,249	19,654		19,304		15,160	12,765	12,240	10,802	10,001
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Account Value	20,377	$ 10,000							22,979	20,249	19,654		19,304		15,160	12,765	12,240	10,802	10,001
S&P Industrials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Account Value	34,007	$ 10,000							28,181	23,929	20,345		21,650		14,785	15,678	15,136	13,187	10,965
S&P Industrials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Account Value	34,007	$ 10,000							28,181	23,929	20,345		21,650		14,785	15,678	15,136	13,187	10,965
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Internet Composite Index
Account Value	39,882	$ 10,000							28,838	25,068	20,367		34,532		26,140	20,653	19,010	13,805	10,767
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Internet Composite Index
Account Value	39,882	$ 10,000							28,838	25,068	20,367		34,532		26,140	20,653	19,010	13,805	10,767
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	43,843	$ 9,999							34,899	27,496	25,459		28,017		20,431	16,404	14,974	12,313	10,527
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	43,843	$ 9,999							34,899	27,496	25,459		28,017		20,431	16,404	14,974	12,313	10,527
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	27,059	$ 10,000							25,627	21,944	18,730		18,735		13,809	14,195	13,357	12,095	10,579
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	27,059	$ 10,000							25,627	21,944	18,730		18,735		13,809	14,195	13,357	12,095	10,579
S&P Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
Account Value	23,565	$ 10,000							24,244	22,088	19,693		20,737		14,643	13,828	13,832	12,431	10,854
S&P Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
Account Value	23,565	$ 10,000							24,244	22,088	19,693		20,737		14,643	13,828	13,832	12,431	10,854
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	24,119	$ 9,999							23,591	19,773	18,007		20,292		14,666	13,917	13,670	11,748	10,331
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	24,119	$ 9,999							23,591	19,773	18,007		20,292		14,666	13,917	13,670	11,748	10,331
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	24,333	$ 10,000							23,325	20,944	18,876		18,885		12,041	13,903	13,936	12,388	10,781
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	24,333	$ 10,000							23,325	20,944	18,876		18,885		12,041	13,903	13,936	12,388	10,781
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
S&P Oil & Gas Equipment & Services Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Oil & Gas Equipment & Services Select Industry Index
Account Value	3,577	$ 10,000							5,163	4,893	3,288		2,701		1,706	4,501	8,227	7,255	8,302
S&P Oil & Gas Equipment & Services Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Oil & Gas Equipment & Services Select Industry Index
Account Value	3,577	$ 10,000							5,163	4,893	3,288		2,701		1,706	4,501	8,227	7,255	8,302
S&P Pharmaceuticals Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Pharmaceuticals Select Industry Index
Account Value	7,376	$ 10,000							7,660	7,627	7,394		8,589		7,210	6,368	7,728	7,123	7,532
S&P Pharmaceuticals Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Pharmaceuticals Select Industry Index
Account Value	7,376	$ 10,000							7,660	7,627	7,394		8,589		7,210	6,368	7,728	7,123	7,532
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Account Value	43,886	$ 10,000							31,434	25,805	21,924		28,923		34,099	18,873	15,409	17,022	22,581
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Account Value	43,886	$ 10,000							31,434	25,805	21,924		28,923		34,099	18,873	15,409	17,022	22,581
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Account Value	19,688	$ 10,000							18,922	16,921	18,920		19,235		14,484	14,461	12,300	11,726	11,974
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Account Value	19,688	$ 10,000							18,922	16,921	18,920		19,235		14,484	14,461	12,300	11,726	11,974
S&P U.S. Treasury Bond Current 10-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 10-Year Total Return Index
Account Value	10,482	$ 10,000							10,306	10,004	10,790		12,031		12,656	10,953	9,859	10,224	10,844
S&P U.S. Treasury Bond Current 10-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 10-Year Total Return Index
Account Value	10,482	$ 10,000							10,306	10,004	10,790		12,031		12,656	10,953	9,859	10,224	10,844
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	8,763	$ 10,000							9,197	9,374	10,943		13,818		16,231	11,865	10,339	10,440	11,878
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	8,763	$ 10,000							9,197	9,374	10,943		13,818		16,231	11,865	10,339	10,440	11,878
ICE U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Account Value	10,270	$ 10,000							10,694	10,464	10,879		9,469		9,590	10,121	9,713	9,540	9,814
ICE U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Account Value	10,270	$ 10,000							10,694	10,464	10,879		9,469		9,590	10,121	9,713	9,540	9,814
Dow Jones U.S. Semiconductors Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Account Value	167,090	$ 10,000							122,118	69,148	45,299		48,919		31,198	22,978	21,256	16,423	12,436
Dow Jones U.S. Semiconductors Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Account Value	$ 167,090	$ 10,000							122,118	69,148	45,299		48,919		31,198	22,978	21,256	16,423	12,436
Bloomberg Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index
Account Value	$ 55,799								31,199	13,936	11,404	$ 10,000
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Account Value	18,999	$ 10,000							19,644	17,822	15,330		9,213		6,380	10,226	12,169	10,154	10,016
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Account Value	18,999	$ 10,000							19,644	17,822	15,330		9,213		6,380	10,226	12,169	10,154	10,016
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Account Value	43,886	$ 10,000							31,434	25,805	21,924		28,923		34,099	18,873	15,409	17,022	22,581
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Account Value	43,886	$ 10,000							31,434	25,805	21,924		28,923		34,099	18,873	15,409	17,022	22,581
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Account Value	19,688	$ 10,000							18,922	16,921	18,920		19,235		14,484	14,461	12,300	11,726	11,974
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Account Value	19,688	$ 10,000							18,922	16,921	18,920		19,235		14,484	14,461	12,300	11,726	11,974
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
S&P Small Cap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	22,743	$ 10,000							23,726	20,056	19,272		21,458		14,391	14,622	15,361	12,237	10,327
S&P Small Cap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 22,743	$ 10,000							23,726	20,056	19,272		21,458		14,391	14,622	15,361	12,237	10,327
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
S&P Small Cap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	20,955	$ 10,000							22,162	20,186	18,996		19,435		11,745	14,035	15,335	12,703	10,895
S&P Small Cap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	20,955	$ 10,000							22,162	20,186	18,996		19,435		11,745	14,035	15,335	12,703	10,895
S&P Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Account Value	70,527	$ 10,000							58,328	47,138	37,713		39,754		28,338	20,401	17,622	13,985	11,151
S&P Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Account Value	70,527	$ 10,000							58,328	47,138	37,713		39,754		28,338	20,401	17,622	13,985	11,151
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	35,989	$ 10,000							30,936	25,327	22,410		23,500		17,223	15,384	14,246	12,256	10,561
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P China Select ADR Index (USD)
Account Value	10,709	$ 10,000							8,300	10,219	8,740		13,688		15,543	11,814	13,923	12,813	9,329
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P China Select ADR Index (USD)
Account Value	10,709	$ 10,000							8,300	10,219	8,740		13,688		15,543	11,814	13,923	12,813	9,329
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
Account Value	31,114	$ 10,000							28,300	24,142	21,825		22,766		16,890	16,751	15,479	13,035	10,701
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
Account Value	31,114	$ 10,000							28,300	24,142	21,825		22,766		16,890	16,751	15,479	13,035	10,701
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Account Value	21,324	$ 10,000							17,152	16,219	14,012		18,214		15,461	13,140	13,867	13,255	10,306
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Account Value	21,324	$ 10,000							17,152	16,219	14,012		18,214		15,461	13,140	13,867	13,255	10,306
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	18,148	$ 10,000							16,093	14,471	12,390		14,460		11,097	11,286	11,587	10,890	9,247
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	18,148	$ 10,000							16,093	14,471	12,390		14,460		11,097	11,286	11,587	10,890	9,247
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average-USD
Account Value	19,953	$ 10,000							18,647	16,454	14,375		16,797		13,643	12,907	12,861	11,287	9,936
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average-USD
Account Value	19,953	$ 10,000							18,647	16,454	14,375		16,797		13,643	12,907	12,861	11,287	9,936
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Latin America 35 ADR Index
Account Value	16,378	$ 10,000							14,602	15,590	12,112		12,777		9,008	13,240	12,745	12,643	10,352
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Latin America 35 ADR Index
Account Value	16,378	$ 10,000							14,602	15,590	12,112		12,777		9,008	13,240	12,745	12,643	10,352
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P China Select ADR Index (USD)
Account Value	10,709	$ 10,000							8,300	10,219	8,740		13,688		15,543	11,814	13,923	12,813	9,329
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P China Select ADR Index (USD)
Account Value	10,709	$ 10,000							8,300	10,219	8,740		13,688		15,543	11,814	13,923	12,813	9,329
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
Account Value	31,114	$ 10,000							28,300	24,142	21,825		22,766		16,890	16,751	15,479	13,035	10,701
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
Account Value	31,114	$ 10,000							28,300	24,142	21,825		22,766		16,890	16,751	15,479	13,035	10,701
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Account Value	21,324	$ 10,000							17,152	16,219	14,012		18,214		15,461	13,140	13,867	13,255	10,306
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Account Value	21,324	$ 10,000							17,152	16,219	14,012		18,214		15,461	13,140	13,867	13,255	10,306
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	18,148	$ 10,000							16,093	14,471	12,390		14,460		11,097	11,286	11,587	10,890	9,247
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	18,148	$ 10,000							16,093	14,471	12,390		14,460		11,097	11,286	11,587	10,890	9,247
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average-USD
Account Value	19,953	$ 10,000							18,647	16,454	14,375		16,797		13,643	12,907	12,861	11,287	9,936
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average-USD
Account Value	19,953	$ 10,000							18,647	16,454	14,375		16,797		13,643	12,907	12,861	11,287	9,936
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Latin America 35 ADR Index
Account Value	16,378	$ 10,000							14,602	15,590	12,112		12,777		9,008	13,240	12,745	12,643	10,352
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Latin America 35 ADR Index
Account Value	16,378	$ 10,000							14,602	15,590	12,112		12,777		9,008	13,240	12,745	12,643	10,352
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	24,589	$ 10,000							23,809	20,631	18,675		19,804		13,473	13,968	13,858	12,104	10,553
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	55,719	$ 10,000							46,115	37,211	30,309		34,758		25,153	17,919	16,329	13,137	10,441
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	20,481	$ 10,000							20,596	18,027	16,706		19,491		12,826	13,443	14,064	11,845	10,000
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	8,763	$ 10,000							9,197	9,374	10,943		13,818		16,231	11,865	10,339	10,440	11,878
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	8,763	$ 10,000							9,197	9,374	10,943		13,818		16,231	11,865	10,339	10,440	11,878
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Account Value	27,236	$ 10,000							22,460	19,989	21,366		18,486		16,501	15,592	13,380	13,012	12,310
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Account Value	$ 27,236	$ 10,000							$ 22,460	$ 19,989	$ 21,366		$ 18,486		$ 16,501	$ 15,592	$ 13,380	$ 13,012	$ 12,310
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index